Related Party Disclosures	6 Months Ended
Jun. 30, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Disclosures

Notes to the Interim Financial Statements

RELATED PARTY DISCLOSURES

There were no material changes in related parties or related party transactions. The Group’s related party transactions and relationships for 2017 were disclosed on page 170 of the Annual Report and Form 20-F for the year ended 31 December 2017.